Report of the Directors (Tables)	12 Months Ended
Dec. 31, 2017
Report Of The Directors Strategic Report [Abstract]
Analysis of adjusted results by global business

Retail Banking and Wealth Management (‘RBWM’)	Commercial Banking (‘CMB’)	Global Banking and Markets (‘GB&M’)	Global Private Banking (‘GPB’)
We help millions of people across the world to manage their finances, buy their homes, and save and invest for the future. Our Insurance and Asset Management businesses support all our global businesses in meeting their customers’ needs.

We support approximately 1.7 million business customers in 53 countries and territories with banking products and services to help them operate and grow. Our customers range from small enterprises focused primarily on their domestic markets, through to large companies operating globally.

We provide financial services and products to companies, governments and institutions. Our comprehensive range of products and solutions, across capital financing, advisory and transaction banking services, can be combined and customised to meet clients’ specific objectives.
We help high net worth individuals and their families to grow, manage and preserve their wealth.
Adjusted profit before tax<>
(2016: $5.2bn)	(2016: $5.9bn)	(2016: $5.5bn)	(2016: $0.3bn)
$6.5bn	$6.8bn	$5.8bn	$0.3bn
Adjusted risk-weighted assets<>
(31 Dec 2016: $114.7bn)	(31 Dec 2016: $286.9bn)	(31 Dec 2016: $307.7bn)	(31 Dec 2016: $15.7bn)
$121.5bn	$301.0bn	$299.3bn	$16.0bn
<>Our global businesses are presented on an adjusted basis, which is consistent with the way in which we assess the performance of our global businesses.

Delivery against Group financial targets

Return on equity 5.9%	Adjusted jaws<> +1%	Dividends per ordinary share in respect of 2017 $0.51

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Retail Banking		13,495	12,695	12,508	800	6%
– current accounts, savings and deposits		6,344	5,213	4,814	1,131	22%
– personal lending		7,151	7,482	7,694	(331)	(4)%
mortgages		2,337	2,546	2,648	(209)	(8)%
credit cards		2,899	3,034	3,218	(135)	(4)%
other personal lending	4	1,915	1,902	1,828	13	1%
Wealth Management		6,224	5,292	5,748	932	18%
– investment distribution	5	3,276	2,904	3,230	372	13%
– life insurance manufacturing		1,893	1,401	1,544	492	35%
– asset management		1,055	987	974	68	7%
Other	6	568	555	582	13	2%
Year ended 31 Dec		20,287	18,542	18,838	1,745	9%
Adjusted RoRWA (%)	7	5.5	4.6	4.8
ÑFor footnotes, see page 85.

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Global Trade and Receivables Finance		1,817	1,838	2,039	(21)	(1)%
Credit and Lending		5,061	5,009	4,934	52	1%
Global Liquidity and Cash Management		4,783	4,247	4,077	536	13%
Markets products, Insurance and Investments and Other	8	1,562	1,525	1,457	37	2%
Year ended 31 Dec		13,223	12,619	12,507	604	5%
Adjusted RoRWA (%)	7	2.3	2.1	1.9

ÑFor footnotes, see page

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Global Markets		6,689	6,656	6,010	33	—%
Foreign Exchange		2,568	2,764	2,658	(196)	(7)%
Rates		1,970	2,120	1,404	(150)	(7)%
Credit		900	781	606	119	15%
– FICC		5,438	5,665	4,668	(227)	(4)%
– Equities		1,251	991	1,342	260	26%
Global Banking		3,807	3,791	3,757	16	—%
Global Liquidity and Cash Management		2,197	1,885	1,744	312	17%
Securities Services		1,746	1,561	1,600	185	12%
Global Trade and Receivables Finance		700	689	682	11	2%
Principal Investments		318	226	226	92	41%
Credit and funding valuation adjustments	9	(262)	(51)	186	(211)	(414)%
Other	10	(104)	(42)	73	(62)	(148)%
Year ended 31 Dec		15,091	14,715	14,278	376	3%
Adjusted RoRWA (%)	7	1.9	1.7	1.5
ÑFor footnotes, see page 85.

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Investment revenue		693	733	902	(40)	(5)%
Lending		387	411	411	(24)	(6)%
Deposit		401	342	354	59	17%
Other		222	262	299	(40)	(15)%
Year ended 31 Dec		1,703	1,748	1,966	(45)	(3)%
Adjusted RoRWA (%)	7	1.8	1.6	2.1

ÑFor footnotes, see page 85.

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Central Treasury	11	1,340	1,454	1,760	(114)	(8)%
Legacy portfolios		8	724	1,233	(716)	(99)%
– US run-off portfolio		40	692	1,165	(652)	(94)%
– Legacy credit		(32)	32	68	(64)	(200)%
Other	12	(128)	(512)	(160)	384	(75)%
Year ended 31 Dec		1,220	1,666	2,833	(446)	(27)%
ÑFor footnotes, see page 85.

HSBC Holdings plc	21

HSBC adjusted profit before tax and balance sheet data
		2017
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net interest income/(expense)		13,959	9,062	4,886	816	(439)	28,284
Net fee income/(expense)		5,156	3,518	3,489	704	(56)	12,811
Net trading income	31	453	539	5,995	170	807	7,964
Other income	33	719	104	721	13	908	2,465
Net operating income before loan impairment charges and other credit risk provisions	3	20,287	13,223	15,091	1,703	1,220	51,524
– external		17,040	13,383	16,378	1,438	3,285	51,524
– inter-segment		3,247	(160)	(1,287)	265	(2,065)	—
Loan impairment (charges)/recoveries and other credit risk provisions		(980)	(496)	(459)	(16)	182	(1,769)
Net operating income		19,307	12,727	14,632	1,687	1,402	49,755
Total operating expenses		(12,847)	(5,947)	(8,858)	(1,391)	(2,097)	(31,140)
Operating profit/(loss)		6,460	6,780	5,774	296	(695)	18,615
Share of profit in associates and joint ventures		18	—	—	—	2,357	2,375
Adjusted profit before tax		6,478	6,780	5,774	296	1,662	20,990
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.9	32.3	27.5	1.4	7.9	100.0
Adjusted cost efficiency ratio		63.3	45.0	58.7	81.7	171.9	60.4
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		346,148	316,533	252,474	40,326	7,483	962,964
Interests in associates and joint ventures		366	—	—	—	22,378	22,744
Total external assets		468,281	348,243	980,485	45,745	679,017	2,521,771
Customer accounts		639,592	362,908	283,943	66,512	11,507	1,364,462
Adjusted risk-weighted assets	34	121,466	300,995	299,272	16,036	130,848	868,617

HSBC adjusted profit before tax and balance sheet data (continued)
		2016
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net interest income		12,919	8,491	4,798	801	1,170	28,179
Net fee income/(expense)		4,756	3,559	3,394	749	(63)	12,395
Net trading income	31	426	442	6,231	183	2,426	9,708
Other income/(expense)	33	441	127	292	15	(1,867)	(992)
Net operating income before loan impairment charges and other credit risk provisions	3	18,542	12,619	14,715	1,748	1,666	49,290
– external		16,052	12,641	17,412	1,487	1,698	49,290
– inter-segment		2,490	(22)	(2,697)	261	(32)	—
Loan impairment charges and other credit risk provisions		(1,142)	(969)	(461)	—	(22)	(2,594)
Net operating income		17,400	11,650	14,254	1,748	1,644	46,696
Total operating expenses		(12,184)	(5,746)	(8,745)	(1,476)	(1,933)	(30,084)
Operating profit/(loss)		5,216	5,904	5,509	272	(289)	16,612
Share of profit in associates and joint ventures		20	—	—	—	2,302	2,322
Adjusted profit before tax		5,236	5,904	5,509	272	2,013	18,934
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		27.7	31.2	29.1	1.4	10.6	100.0
Adjusted cost efficiency ratio		65.7	45.5	59.4	84.4	116.0	61.0
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		323,986	294,952	237,655	36,972	12,494	906,059
Interests in associates and joint ventures		394	—	—	—	20,340	20,734
Total external assets		435,839	320,173	981,893	43,234	708,320	2,489,459
Customer accounts		611,846	356,885	272,159	72,730	15,037	1,328,657
Adjusted risk-weighted assets	34	114,683	286,912	307,736	15,649	153,324	878,304

		2015
Net interest income		12,299	8,287	4,422	819	2,167	27,994
Net fee income/(expense)		5,446	3,672	3,514	939	(121)	13,450
Net trading income	31	427	460	5,960	206	721	7,774
Other income	33	666	88	382	2	66	1,204
Net operating income before loan impairment charges and other credit risk provisions	3	18,838	12,507	14,278	1,966	2,833	50,422
– external		16,451	12,585	16,633	1,689	3,064	50,422
– inter-segment		2,387	(78)	(2,355)	277	(231)	—
Loan impairment charges and other credit risk provisions		(1,023)	(1,447)	(71)	(11)	(27)	(2,579)
Net operating income		17,815	11,060	14,207	1,955	2,806	47,843
Total operating expenses		(12,332)	(5,826)	(8,903)	(1,582)	(2,814)	(31,457)
Operating profit/(loss)		5,483	5,234	5,304	373	(8)	16,386
Share of profit/(loss) in associates and joint ventures		23	—	(1)	—	2,387	2,409
Adjusted profit before tax		5,506	5,234	5,303	373	2,379	18,795
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		29.3	27.8	28.2	2.0	12.7	100.0
Adjusted cost efficiency ratio		65.5	46.6	62.4	80.5	99.3	62.4
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		313,927	281,826	243,662	42,592	23,690	905,697
Interests in associates and joint ventures		391	—	—	—	18,673	19,064
Total external assets		422,322	309,266	886,750	51,190	651,847	2,321,378
Customer accounts		569,183	341,717	256,374	80,442	13,956	1,261,672
Adjusted risk-weighted assets	34	116,047	282,149	318,818	17,661	313,100	1,047,775

Reconciliation of reported and adjusted items

Adjusted results reconciliation
		2017			2016				2015
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnote	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	3	51,524	(79)	51,445	49,290	736	(2,060)	47,966	50,422	3,727	5,651	59,800
LICs		(1,769)	—	(1,769)	(2,594)	61	(867)	(3,400)	(2,579)	(127)	(1,015)	(3,721)
Operating expenses		(31,140)	(3,744)	(34,884)	(30,084)	(331)	(9,393)	(39,808)	(31,457)	(2,434)	(5,877)	(39,768)
Share of profit in associates and joint ventures		2,375	—	2,375	2,322	33	(1)	2,354	2,409	149	(2)	2,556
Profit/(loss) before tax		20,990	(3,823)	17,167	18,934	499	(12,321)	7,112	18,795	1,315	(1,243)	18,867

Adjusted balance sheet reconciliation
	2017	2016			2015
	Reported and Adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Brazil operations[1]	Reported
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	962,964	906,059	(44,555)	861,504	905,697	18,757	—	924,454
Interests in associates and joint ventures	22,744	20,734	(705)	20,029	19,064	75	—	19,139
Total external assets	2,521,771	2,489,459	(114,473)	2,374,986	2,321,378	39,164	49,114	2,409,656
Customer accounts	1,364,462	1,328,657	(56,271)	1,272,386	1,261,672	27,914	—	1,289,586

1	Includes effects of foreign currency translation.

Adjusted profit reconciliation
		2017	2016	2015
	Footnotes	$m	$m	$m
For the year ended 31 Dec
Adjusted profit before tax		20,990	18,934	18,795
Significant items		(3,823)	(12,321)	(1,243)
– customer redress programmes (revenue)		(108)	2	(10)
– DVA on derivative contracts		(373)	26	230
– fair value movements on non-qualifying hedges	32	128	(687)	(327)
– gain on disposal of our investment in Vietnam Technological and Commercial Joint Stock Bank		126	—	—
– gain on disposal of our membership interest in Visa – Europe		—	584	—
– gain on disposal of our membership interest in Visa – US		308	116	—
– gain on the partial sale of shareholding in Industrial Bank		—	—	1,372
– gain/(loss) and trading results from disposed-of operations in Brazil		19	(2,081)	(13)
– investment in new businesses		(99)	—	—
– other acquisitions, disposals and dilutions		78	—	—
– own credit spread	25	—	(1,792)	1,002
– portfolio disposals		(158)	(163)	(214)
– costs associated with portfolio disposals		(53)	(28)	—
– costs associated with the UK’s exit from the EU		(28)	—	—
– costs to achieve		(3,002)	(3,118)	(908)
– costs to establish UK ring-fenced bank		(392)	(223)	(89)
– customer redress programmes (operating expenses)		(655)	(559)	(541)
– gain on partial settlement of pension obligation		188	—	—
– impairment of GPB – Europe goodwill		—	(3,240)	—
– regulatory provisions in GPB		(164)	(344)	(172)
– restructuring and other related costs		—	—	(117)
– settlements and provisions in connection with legal matters		362	(681)	(1,649)
– currency translation on significant items			(133)	193
Currency translation			499	1,315
Reported profit before tax		17,167	7,112	18,867